--------------------------------------------------------------------------------
A MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

It is a pleasure to be able to report that in the six months ended February 28, 1999, Asian financial markets enjoyed a healthy recovery from the low levels of last summer. During this period, the Matthews Pacific Tiger Fund gained 57.0%, the Matthews Asian Growth and Income Fund gained 10.4%, the Matthews Dragon Century China Fund gained 18.1%, and the Matthews Korea Fund gained 83.7%. In the same time period, the Morgan Stanley Capital International Far East Asia ex-Japan index, gained 45.4%, the KOSPI (the Korean Index) gained 85.1% and the Credit Lyonnais China World Index gained 29.0%. While some commentators remain skeptical that Asia's economic recovery is for real, we believe there is sufficient evidence to suggest that a sustainable rebound is underway. Given the traumatic conditions faced by many of Asia's Tigers in the last two years, however, the recovery is unlikely to be seamless. Markets will undoubtedly face periods of volatility in the coming months and years, but we firmly believe that the recent rallies portend a more favorable environment for long term investors in Asia's still potentially high growth economies.

The impetus for the recent rallies in Asia's financial markets has been a combination of improving confidence and easier monetary policies. This combination has been possible as a result of the generally successful transition by many of Asia's newly industrialized countries from mostly fixed exchange rates to mostly floating exchange rates. This transition, which took place over a period from July 1997 to March 1998, was initially accompanied by very high local interest rates, which, in turn, led to very weak consumer demand in many Asian countries. However, now that the new exchange rate regimes have had some time to stabilize, Asian interest rates have fallen sharply. We consider this transition to floating exchange rates to have been the key to allowing Asia's imbalances in trade and capital flows to have been so dramatically reversed.

At the same time many Asian governments, in particular those in Korea and Thailand, have taken dramatic steps to restructure their banking and financial systems. This process is ongoing and has improved investor confidence in these countries. Much remains to be done, but if the current momentum is maintained, Asia's financial markets and regulatory systems will have been significantly strengthened. The crisis has opened the way for many multi-national companies to acquire either assets or whole businesses in Asia, and this infusion of both financial and human capital is in our opinion a critical element in Asia's restructuring.

We are pleased to welcome two new members to our investment team, James Bogin and Andrew Foster. James Bogin will be co-managing our most recent fund, the Matthews Japan Fund which will provide investors with a way to participate in Asia's largest economy. While Japan's decade long struggle to pull out of its recession has been well documented, we believe that many Japanese companies have succeeded in spite of the environment, and that many attractive investment opportunities exist in Japan. James Bogin started his investment career in Japan, is fluent in Japanese and believes the current environment is attractive for stock pickers. Andrew Foster is an analyst with particular experience in the Asian banking industry. We are also pleased to announce that Richard Gao, who has been our primary analyst covering Mainland China, has been appointed Assistant Portfolio Manager of the Matthews Dragon Century China Fund.

Thank you for your support.


Sincerely,




[PHOTO APPEARS HERE]                      [PHOTO APPEARS HERE]

/s/ G. Paul Matthews                      /s/ Mark W. Headley

G. Paul Matthews - President              Mark W. Headley - Managing Director,
 Chief Investment Officer                          Portfolio Manager

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' COMMENTS
--------------------------------------------------------------------------------

[PHOTO OF G. PAUL MATTHEWS APPEARS HERE]

[PHOTO OF MARK W. HEADLEY APPEARS HERE]

MATTHEWS PACIFIC TIGER FUND

The Matthews Pacific Tiger Fund continues to focus on attractive companies throughout the Asia ex-Japan region. The Fund continues to maintain a bottom-up (company oriented) approach to investing versus the top-down (country oriented) style. We continue to emphasize the importance of understanding the country specific economic, social and political dynamics. However, rather than thinking in terms of "Tiger countries" we think in terms of "Tiger companies", the companies that are driving Asian economies through inventive, professional management. Our regular meetings with top executives throughout Asia provide crucial insight into company and industry dynamics. The Fund has remained fully invested, and well diversified by industry, country and market capitalization. It has out-performed both its relevant indices and the majority of our peer group through both the last half year and from its inception on Sept. 12, 1994. Since inception through Feb. 28, 1999, the Fund is down 34.8% while the MSCI Far East Ex-Japan Index is down 45.5%. For the six months ended Feb. 28, 1999, the Fund has returned +57.0% while the MSCI Far East Ex-Japan Index returned +43.4% for the same period.

Although we believe we have seen the worst of the Asian financial crisis, the impact on corporate Asia has been profound. Mergers and acquisitions have increased dramatically. Many companies have successfully reduced debt levels, while others continue to struggle under heavy burdens of bank borrowings. Glimpses of recovery in the real economies can be seen in a number of countries. In Korea, for example, we find a potent combination of corporate restructuring, improved market regulation and economic revival. We also continue to be enthusiastic about the long-term reform process occurring in China. Improvements in corporate governance and financial regulation can be seen throughout the region. We believe the trend towards greater transparency and improving market mechanisms should prove beneficial to our investment philosophy as long term investors.


[PHOTO OF G. PAUL MATTHEWS APPEARS HERE]

MATTHEWS ASIAN GROWTH and INCOME FUND

The Matthews Asian Growth and Income Fund invests in a portfolio of Asian convertible bonds and equities. Historically, convertible bonds have been less volatile than individual equities. The fund seeks bonds that offer both income and capital gains opportunities and equities with an above average yield. The fund seeks to achieve both capital gains and an income component that is higher than the average Asia ex-Japan equity fund. It should be noted that a significant portion of the "income" component of convertible bonds issued by Asian companies is in the form of capital gains paid out at the maturity of the bond and may not generate significant "current" income for the fund. One of the attractions of convertible bonds relative to equities is that, historically, they have been less volatile, falling less in down markets but rising less in up markets. We consider this lower volatility to be a key attraction for investors.

During the six month period ended February 28, 1999, the fund gained 10.4%, which is significantly less than the return of the broad equity market (The Morgan Stanley Capital International Far East ex-Japan Index gained 45.4%). While we would not expect to match the upside performance of pure equities during such sharp rallies, we are somewhat disappointed with the recent performance. On a longer time frame, the fund has significantly outperformed the equity markets. The fund has recently been adding to its positions in equities, which now account for 15% of the portfolio.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' COMMENTS
--------------------------------------------------------------------------------

[PHOTO OF G. PAUL MATTHEWS APPEARS HERE]

[PHOTO OF MARK W. HEADLEY APPEARS HERE]

MATTHEWS KOREA FUND

The six months ended February 28, 1999 saw the Korean equity market (KOSPI Index) gain 85.1% in US dollar terms. This dramatic recovery followed a sustained decline that took the Korean market to ten-year lows in the summer of 1998. This recovery has so far been driven by a combination of improving confidence in the currency and growing recognition that Korea's new Government, led by President Kim Dae Jung, is engineering an almost complete overhaul of Korea's business practices and financial infrastructure.

Most importantly, Korea's new leadership has fully embraced the principles of the free market and opened the Korean market fully to foreign investors. While many of the practices that are being challenged are deeply embedded in Korean society, including the dominance of family controlled industrial groups known as the Chaebol, "lifetime employment", inter-company lending, and the strict involvement of Government in business decisions, all are now considered to be part of the old Korea. For as long as this direction is sustained, Korea's future will be extremely bright.

[PHOTO OF G. PAUL MATTHEWS APPEARS HERE]

[PHOTO OF MARK W. HEADLEY APPEARS HERE]

[PHOTO OF RICHARD GAO APPEARS HERE]

MATTHEWS DRAGON CENTURY CHINA FUND

The Matthews Dragon Century China Fund invests in Chinese companies that are listed both in China and Hong Kong. Companies listed in China are B shares that are available for foreign investors, while companies listed in Hong Kong include H shares and Red Chips. H shares are mainly state-owned firms with all business done in China, while Red Chips are Chinese conglomerates that diversify their investments around China and Hong Kong. We apply a bottom-up approach to find companies that are leaders in their respective industries and also seek companies that have niche positions within their industry. Frequent company visits play a vital part in our investment process, and provide us with the opportunity to speak directly with management.

Chinese stocks have been weak in the past six months ended February 28, 1999, mainly due to concerns of a currency devaluation and a financial crisis. However, we think the concerns are overdone. China is making every effort to clean up its bad debt and recapitalize its banks. Meanwhile, its huge foreign exchange reserves and trade surplus continue to support the currency. The country is heading towards a privatized market economy. During our many trips to China, we have seen widespread reforms and changes in every corner of the economy: the banking sector, the state-owned enterprises, the housing sector and the telecommunications sector, etc. Our portfolio is well-diversified into various industries. We believe the companies in the portfolio expect to be among the long term winners as China moves towards a free market economy.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' COMMENTS
--------------------------------------------------------------------------------

[PHOTO OF JAMES BOGIN APPEARS HERE]

[PHOTO OF MARK W. HEADLEY APPEARS HERE]

MATTHEWS JAPAN FUND

The Matthews Japan Fund was launched on December 31, 1998 and offers long-term equity investors direct exposure to Japan's large and diverse economy. The Japanese economy is the world's 2nd largest and its stock market is the world's 3rd largest. In recent years, recession, inflation, deflation and poor stock market performance have caused many investors to write off the Japanese market entirely. The result is that there are now many growing companies available for purchase at attractive multiples of earnings, cash flow and book value. The Japan Fund follows the same bottom-up, growth-at-a-reasonable price investment methodology as the other portfolios in the series.

We believe that real change is now occurring in Japan at both a governmental and corporate level. The government has instituted a major tax cut. Large companies such as Sony have instituted U.S. style restructuring plans. The Fund has begun its existence with a strong bias towards smaller capitalization stocks due to their superior growth prospects and attractive valuations. However, it is flexible as to the size of companies it owns. The Fund is fully invested.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS SCHEDULE OF INVESTMENTS FEBRUARY 28,1999(UNAUDITED)
--------------------------------------------------------------------------------

Market Sector Diversification

As a Percentage of Total Value of Investment in Securities as of February 28, 1999

                                                 Matthews                           Matthews
                                Matthews           Asian                             Dragon
                                 Pacific         Growth &          Matthews          Century          Matthews
                                  Tiger           Income             Korea            China             Japan
                                  Fund             Fund              Fund             Fund              Fund
                               ----------       -----------       -----------     ------------       -----------
EQUITIES
     Automotive                   1.74%             0.00%            3.78%             7.89%            0.00%
     Banking and Finance          8.53              0.00            18.56              0.00             0.00
     Beverage                     0.00              0.00             0.00              0.00             7.32
     Brokers                      0.00              0.00             0.00              0.00             6.83
     Commercial & Industrial      0.00              0.00             3.11              0.00             0.00
     Communications               0.00              0.00             1.90              0.00             0.00
     Computer Software &
          Employer Training       0.00              0.00             0.00              0.00             7.39
     Computer, Software & Games   0.00              0.00             0.00              0.00             4.99
     Conglomerate                 4.85              1.08             0.00             13.63             0.00
     Consumer                     6.41              2.18             3.97             15.94             0.00
     Consumer Electronics         0.00              0.00             0.00              0.00             8.11
     Department Store             0.00              0.00             0.00              0.00             3.22
     Electronics                 12.02              0.47            18.09              0.00             0.00
     Food & Beverages             4.90              0.00             5.57              0.00             0.00
     Health Care                  2.26              0.00             0.00              5.41             0.00
     Household                    0.00              0.00             1.71              0.00             0.00
     Household Goods              0.00              0.00             0.00              0.00             3.41
     Indices                      0.00              0.00             0.00              0.00             4.76
     Industrial                   0.27              0.53             0.00              0.00             0.00
     Infrastructure               0.00              0.00             0.00              7.09             0.00
     Insurance                    8.44              0.00            11.31              0.00             0.00
     Machinery                    0.00              0.00             0.00              0.00             4.88
     Machinery & Equipment        2.03              0.00             0.00              0.00             0.00
     Manufacturing                0.98              0.00             0.00              0.00             0.00
     Media                        4.77              1.99             0.00              0.00             0.00
     Paper Products               0.00              0.00             0.94              0.00             0.00
     Petro-Chemical               0.00              1.73            16.01              0.00             0.00
     Pharmaceutical               1.26              0.00             3.17              8.57             3.35
     Property                     0.00              4.46             0.00              3.32             0.00
     Real Estate Rental           0.00              0.00             0.00              0.00             4.35
     Retail                       4.85              0.00             0.00              0.00             0.00
     Security Service             1.56              0.00             1.63              0.00             0.00
     Shipping & Steel             0.00              0.00             0.09              0.00             0.00
     Software                     0.00              0.00             0.00              0.00            13.50
     Supermarket                  0.00              0.00             0.00              0.00             5.64
     Technology                   8.58              1.86             0.00              7.62             4.50
     Telecommunications           8.08              0.00             2.65             10.63            10.17
     Trading                      3.86              0.00             0.00              0.00             0.00
     Transportation               2.49              0.00             0.00              1.18             0.00

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS SCHEDULE OF INVESTMENTS FEBRUARY 28,1999(UNAUDITED)
--------------------------------------------------------------------------------

Market Sector Diversification

As a Percentage of Total Value of Investment in Securities as of February 28, 1999

                                                 Matthews                           Matthews
                                Matthews           Asian                             Dragon
                                 Pacific         Growth &          Matthews          Century          Matthews
                                  Tiger           Income             Korea            China             Japan
                                  Fund             Fund              Fund             Fund              Fund
                               ----------       -----------       -----------     ------------       -----------
EQUITIES (continued)
     Utility                     11.84              1.89             6.66             18.72             0.00
     Watches & Machine Tools      0.00              0.00             0.00              0.00             4.90
     Water Heaters, Kitchen
         & Equipment              0.00              0.00             0.00              0.00             2.68
                               ----------       -----------       -----------     ------------       -----------
               Total Equities    99.72             16.19            99.15            100.00           100.00


BONDS
     Automotive                   0.28              4.16             0.00              0.00             0.00
     Banking & Finance            0.00              4.76             0.00              0.00             0.00
     Conglomerate                 0.00              8.81             0.00              0.00             0.00
     Consumer                     0.00              0.11             0.00              0.00             0.00
     Electrical Appliance         0.00              1.49             0.00              0.00             0.00
     Electronics                  0.00             18.14             0.41              0.00             0.00
     Government Bond              0.00              3.70             0.44              0.00             0.00
     Hotels                       0.00              7.69             0.00              0.00             0.00
     Industrial                   0.00              8.10             0.00              0.00             0.00
     Infrastructure               0.00              6.77             0.00              0.00             0.00
     Petro-Chemical               0.00              4.75             0.00              0.00             0.00
     Property                     0.00              5.46             0.00              0.00             0.00
     Telecommunications           0.00              3.31             0.00              0.00             0.00
     Transportation               0.00              3.51             0.00              0.00             0.00
     Utility                      0.00              3.05             0.00              0.00             0.00
                               ----------       -----------       -----------     ------------       -----------
               Total Bonds        0.28             83.81             0.85              0.00             0.00
                               ----------       -----------       -----------     ------------       -----------
     TOTAL INVESTMENTS          100.00%           100.00%          100.00%           100.00%          100.00%
                               ==========       ===========       ===========     ============       ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS PACIFIC TIGER FUNDS SCHEDULE OF INVESTMENTS FEBRUARY 28,1999(UNAUDITED)
--------------------------------------------------------------------------------

                                                           Shares       Value
                                                          --------    ----------
Equities - 98.86%****
South Korea - 1.09%

Hite Brewery Co., Ltd............................          33,100   $    484,258
                                                                    ------------

Hong Kong - 42.02%
Asia Satellite Telecommunications
   Holdings, Ltd. ADR............................          57,600        957,600
ASM Pacific Technology, Ltd......................       1,860,000      1,008,292
Axa China Region, Ltd............................       1,742,000      1,236,617
Beijing Datang Power Generation Co., Ltd.........       1,654,000        362,918
Cafe De Coral Holdings, Ltd......................       2,292,000        687,799
Cathay Pacific Airways...........................         655,000        731,277
China Hong Kong Photo Products
    Holdings, Ltd................................       7,300,000        546,481
China Telecom (Hong Kong), Ltd...................         581,800      1,032,525
Dickson Concepts International, Ltd.**...........       1,000,500        761,892
First Tractor Co., Ltd...........................       2,508,000        456,427
Giordano International, Ltd......................       5,633,000      1,366,853
Guangdong Electric Power
   Development Co., Ltd. B Shares................       2,867,094        736,409
Guangdong Kelon Electrical
   Holdings Co., Ltd.............................       1,584,000      1,063,121
Guangzhou Pharmaceutical Co., Ltd................       6,608,000        554,380
Huaneng Power International, Inc. ADR**..........          48,000        420,000
Hutchison Whampoa, Ltd...........................         145,200      1,007,324
Legend Holdings, Ltd.............................       3,136,000      1,224,407
Li & Fung, Ltd...................................         938,000      1,694,943
Peregrine Investments Holdings, Ltd..............       1,097,000              0
Qingling Motors Co...............................       2,500,000        309,767
Shanghai Dazhong Taxi Co. B Shares **............       1,048,000        362,608
Vitasoy International Holdings, Ltd..............       5,224,500      1,668,954
Wuxi Little Swan Co., Ltd. B Shares..............       1,112,380        430,724
                                                                    ------------
Total Hong Kong..................................                     18,621,318
                                                                    ------------

Indonesia - 0.63%
PT Hero Supermarket..............................       2,521,000        278,130
PT Steady Safe Transportation Service**..........               6              0
                                                                    ------------
Total Indonesia..................................                        278,130
                                                                    ------------

Malaysia - 3.00%
Public Bank Berhad...............................               3              2
Star Publications (Malaysia).....................         616,000        736,768
Telekom Malaysia Berhad..........................         307,000        592,591
                                                                    ------------
Total Malaysia...................................                      1,329,361
                                                                    ------------

Philippines - 4.80%
Benpres Holdings Corp.**.........................      10,192,000      1,360,676
Philippine Long Distance Telephone Co............          32,890        764,195
                                                                    ------------
Total Philippines................................                      2,124,871
                                                                    ------------

Singapore - 16.18%
Avimo Group, Ltd.................................         765,600      1,093,692
Dairy Farm International Holdings, Ltd...........         738,000        789,660
Electronic Resources, Ltd........................       1,015,000      1,137,579
Keppel Corp., Ltd................................         484,000      1,124,251
Oversea-Chinese Banking Corp., Ltd...............         130,400        870,830
Parkway Holdings, Ltd............................         567,000        994,370
Venture Manufacturing (Singapore), Ltd...........         275,800      1,161,155
                                                                    ------------
Total Singapore..................................                      7,171,537
                                                                    ------------

South Korea - 23.00%
Comtec System Co., Ltd.**........................          81,000        443,564
Dae Duck Electronics Co.**.......................          12,349        888,199
Hana Bank........................................         192,674      1,795,246
Korea Electric Power Corp........................          78,560      1,855,646
S1 Corp.**.......................................           4,443        686,332
Samsung Electronics Co...........................          29,626      2,087,258
Samsung Fire & Marine Insurance..................           7,585      2,417,776
SK Telecom Co., Ltd.**...........................              36         18,272
                                                                    ------------
Total South Korea................................                     10,192,293
                                                                    ------------

Thailand - 8.14%
Advanced Info Service Public Co., Ltd.**.........         136,000        947,480
Bangkok Bank Public Co., Ltd.**..................         640,900      1,081,905
Srithai Superware Public Co., Ltd................       1,503,000        513,484
Thai Engine Manufacturing Public Co., Ltd........         595,800        119,735
Thai Reinsurance Public Co., Ltd.................          30,000         54,662
Tipco Asphalt Public Co., Ltd.**.................         500,000        890,942
                                                                    ------------
Total Thailand...................................                      3,608,208
                                                                    ------------

Total Equities
 (Cost $47,062,146)..............................                     43,809,976
                                                                    ------------

International Dollar Bonds - 0.27%...............    Face Amount           Value
Hong Kong - 0.27%
Qingling Motors Co.***
 3.500%, 01/22/02................................   $    500,000         117,500
                                                                    ------------

Total International Dollar Bonds
 (Cost $169,075).................................                        117,500
                                                                    ------------

TOTAL INVESTMENTS - 99.13%
 (Cost $47,231,221*).............................                     43,927,476
                                                                    ------------
CASH AND OTHER ASSETS,
   LESS LIABILITIES - 0.87%......................                        383,800
                                                                    ------------
NET ASSETS - 100%................................                   $ 44,311,276
                                                                    ============


 * Cost for Federal income tax purposes
   is $47,231,221 and net unrealized
   depreciation consists of:
   Gross unrealized appreciation.................                   $  6,606,747
   Gross unrealized depreciation.................                     (9,910,492)
                                                                    ------------
   Net unrealized depreciation...................                   $ (3,303,745)
                                                                    ============

 **  Non-income producing security
 *** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $117,500 or 0.27% of net assets.
**** As a percentage of net assets as of February 28, 1999.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS ASIAN GROWTH & INCOME FUND    SCHEDULE OF INVESTMENTS FEBRUARY 28, 1999
                                       (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Shares     Value
                                                         ---------- ----------
Equities - 15.46%****
Hong Kong - 12.29%
Amoy Properties, Ltd.*** .............................      4,500   $  252,000
ASM Pacific Technology, Ltd. .........................    194,000      105,166
Cafe De Coral Holdings, Ltd. .........................    310,000       93,027
China Hong Kong Photo Products
   Holdings, Ltd. ....................................          3            0
Peregrine Investments Holdings, Ltd. .................     64,000            0
Shandong Huaneng Power Co., Ltd. ADR .................     30,000      106,875
South China Morning Post (Holdings), Ltd. ............    262,000      112,439
Wharf (Holdings), Ltd. ...............................     50,000       57,759
                                                                    ----------
Total Hong Kong ......................................                 727,266
                                                                    ----------
Malaysia - 0.05%
Renong Berhad Warrants** .............................     40,000        3,105
                                                                    ----------
South Korea - 1.65%
Ssangyong Oil Refining Co., Ltd. .....................      6,800       97,818
                                                                    ----------
Taiwan - 0.96%
Ton Yi Industrial Corp.** ............................     68,652       29,677
Winbond Electronics Corp.** ..........................      2,000       26,800
                                                                    ----------
Total Taiwan .........................................                  56,477
                                                                    ----------
Thailand - 0.51%
Srithai Superware Public Co., Ltd. ...................     88,000       30,064
                                                                    ----------
Total Equities
   (Cost $1,200,352) .................................                 914,730
                                                                    ----------

International Dollar Bonds - 79.98%                    Face Amount      Value
                                                       -----------  ----------
Hong Kong - 35.92%
Shangri-La Asia Capital, Ltd.
   2.875%, 12/16/00 .................................. $  280,000      242,900
Hong Kong & Shanghai Hotels Overseas Finance, Ltd.
   5.000%, 01/06/01 ..................................    150,000      141,750
Paul Y. - ITC Construction Holdings, Ltd.
   5.000%, 02/03/01 ..................................    140,000       53,900
Hong Kong Land Co.
   4.000%, 02/23/01 ..................................    150,000      138,750
New World Infrastructure, Ltd.
   5.000%, 07/15/01 ..................................    250,000      206,875
Qingling Motors, Ltd.***
   3.500%, 01/22/02 ..................................  1,000,000      235,000
First Pacific Capital, Ltd.
   2.000%, 03/27/02 ..................................    250,000      225,625
Shanghai Industrial Investment
   1.000%, 02/24/03 ..................................    200,000      146,500
Guangdong Investment, Ltd.***
   3.250%, 04/07/03 ..................................    170,000       70,550
Zhenhai Refining & Chemical Co., Ltd.
   3.000%, 12/19/03 ..................................    200,000      173,000
Bangkok Bank Public Co.
   3.250%, 03/03/04 ..................................    625,000      268,750
Huaneng Power International Public Co., Ltd.
   1.750%, 05/21/04 ..................................    200,000      172,500
Regal Hotels International Holdings, Ltd.
   5.250%, 12/13/08 ..................................     95,000       49,875
                                                                    ----------
Total Hong Kong ......................................               2,125,975
                                                                    ----------

Indonesia - 4.89%
Asia Pulp & Paper Global Finance V, Ltd.
   2.000%, 07/25/00 ..................................    150,000      114,000
PT Indocement
   2.000%, 02/27/06 ..................................    260,000      175,500
                                                                    ----------
Total Indonesia ......................................                 289,500
                                                                    ----------
Philippines - 6.23%
Metro Pacific Capital, Ltd.
   2.500%, 04/11/03 ..................................     60,000       54,900
JG Summit (Cayman), Ltd.
   3.500%, 12/23/03 ..................................     80,000       53,600
International Container Terminal Services, Inc.
   1.750%, 03/13/04 ..................................    250,000      198,125
FDC Capital Cayman
   2.500%, 05/15/06 ..................................     90,000       61,875
                                                                    ----------
Total Philippines ....................................                 368,500
                                                                    ----------
Singapore - 3.16%
Fullerton Global Corp.
   0.000%, 04/02/03 ..................................    200,000      187,000
                                                                    ----------
South Korea - 12.56% SK Corp.
   3.000%, 12/31/01 ..................................     34,000       95,200
Republic of Korea
   8.750%, 04/15/03 ..................................    200,000      208,740
Samsung Display Devices Co.
   0.250%, 03/12/06 ..................................    200,000      202,000
Samsung Electronics Co.
   0.250%, 12/31/06 ..................................    200,000      237,500
                                                                    ----------
Total South Korea ....................................                 743,440
                                                                    ----------
Taiwan - 12.86%
Nan Ya Plastics Corp.
   1.750%, 07/19/01 ..................................     80,000       91,400
Winbond Electronics Corp.
   1.000%, 11/04/02 ..................................    200,000      200,500
Yageo Corp.
   1.250%, 07/24/03 ..................................     80,000       92,000
Compal Electronics, Inc.***
   1.000%, 11/21/03 ..................................    100,000      202,500

--------------------------------------------------------------------------------
MATTHEWS ASIAN GROWTH & INCOME FUND    SCHEDULE OF INVESTMENTS FEBRUARY 28, 1999
                                       (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Face Amount     Value
                                                        ----------- -----------
Walsin Lihwa Corp.
   3.250%, 06/16/04 ..............................     $  120,000   $    84,000
Acer Peripherals, Inc.
   1.250%, 11/27/06 ..............................         80,000        90,400
                                                                    -----------
Total Taiwan .....................................                      760,800
                                                                    -----------
Thailand - 4.36%
Robinson Department Store Public Co., Ltd.
   4.250%, 04/07/04 ..............................         50,000         6,250
Tipco Asphalt, Co.
   2.750%, 09/19/06 ..............................        300,000       252,000
                                                                    -----------
Total Thailand ...................................                      258,250
                                                                    -----------
Total International Dollar Bonds
   (Cost $5,550,864) .............................                    4,733,465
                                                                    -----------
TOTAL INVESTMENTS - 95.44%
   (Cost $6,751,216*) ............................                    5,648,195
                                                                    -----------
CASH AND OTHER ASSETS,
   LESS LIABILITIES - 4.56% ......................                      269,668
                                                                    -----------

NET ASSETS - 100% ................................                  $ 5,917,863
                                                                    ===========


* Cost for Federal income tax purposes is $6,751,216 and net unrealized depreciation consists of:
   Gross unrealized appreciation .................                  $   154,171
   Gross unrealized depreciation .................                   (1,257,192)
                                                                    -----------
   Net unrealized depreciation ...................                  $(1,103,021)
                                                                    ===========

**   Non-income producing security

*** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1999, the value of these securities amounted to $760,050 or 12.84% of net assets.

**** As a percentage of net assets as of February 28, 1999.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS KOREA FUND        SCHEDULE OF INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                       Shares        Value
                                                      --------    ------------
Equities - South Korea - 97.92%***
Dacom Corp. ..................................         23,750     $  1,160,809
Dae Duck Electronics Co.** ...................         31,055        2,233,588
Dae Duck Industries** ........................         22,916        1,404,752
Daehan City Gas Co. ..........................         31,460          758,537
Dongwon Securities Co. .......................        166,010        2,170,952
Global & Yuasa Battery Co. ...................         32,060          786,105
Han Kuk Carbon Co., Ltd.** ...................         48,734        1,601,239
Han Kuk Paper Manufacturing Co. ..............         90,180        1,112,969
Hana Bank ....................................        439,220        4,092,445
Hanjin Heavy Industries** ....................         24,896          101,739
Hankook Synthetics, Inc. .....................         21,000          415,365
Hankook Tire Manufacturing Co.** .............        573,607        2,358,187
Hanmi Pharmaceutical Industrial Co.** ........         34,914          770,467
Hite Brewery Co., Ltd. .......................         45,800          670,062
Honam Petrochemical Corp. ....................        140,700        1,690,469
Housing & Commercial Bank, Korea .............        381,327        5,906,125
Hyundai Motor Co., Ltd. ......................         97,756        1,350,287
Kolon Chemical Co. ...........................         66,020        1,489,294
Kookmin Bank .................................        500,333        3,394,167
Korea Electric Power Corp. ...................        308,280        7,281,805
Korea Electric Terminal Co. ..................         24,000        1,088,680
Korea Fine Chemical Co. ......................         46,520        1,163,475
Korea Telecom Corp.** ........................         67,700        1,991,989
LG Cable & Machinery .........................        467,220        3,704,154
LG Chemical, Ltd. ............................        311,540        3,386,580
LG Electronics, Inc. .........................        131,984        1,332,245
LG Information & Communication, Ltd. .........         77,811        2,264,055
LG Insurance Co., Ltd. .......................         56,874        1,882,629
Lotte Chilsung Beverage Co. ..................         42,070        1,547,323
Lotte Confectionery Co. ......................         28,810        2,072,153
Medison Co., Ltd. ............................        190,936        1,794,657
Nong Shim Co., Ltd. ..........................         46,530        2,338,859
Oriental Fire & Marine Insurance .............        203,640        2,313,523
Pacific Corp. ................................        147,710        2,040,293
Pusan City Gas Co., Ltd. .....................         83,800        2,006,816
S1 Corp.** ...................................         12,548        1,938,346
Saehan Precision Co.** .......................         65,920          991,359
Samsung Display Devices Co. ..................         85,173        3,445,903
Samsung Electronics Co. ......................        124,859        8,796,765
Samsung Fire & Marine Insurance ..............         29,066        9,265,007
Samsung Securities Co., Ltd. .................        140,281        3,193,155
Seoul City Gas Co., Ltd. .....................         31,260          646,406
Shinhan Bank .................................        544,453        3,337,470
Shinhung Co. .................................         45,270          703,008
Shinsegae Department Store Co. ...............        229,470        4,726,312
Sindo Ricoh Co. ..............................         70,440        2,245,328
SK Corp.** ...................................        269,680        3,240,127
SK Telecom Co., Ltd.** .......................             14            7,311
Ssangyong Oil Refining Co., Ltd. .............        156,300        2,248,369
Suheung Capsule** ............................         35,050          502,760
Yukong, Ltd.** ...............................        369,000        1,060,875
                                                                  ------------
Total Equities
   (Cost $78,416,111) ........................                     118,025,295
                                                                  ------------

International Dollar Bonds - 0.84%                Face Amount        Value
                                                  -----------     ------------
South Korea - 0.84%
Republic of Korea
      8.750%, 04/15/03 .......................   $    500,000          521,850
Samsung Electronics Co.
      0.250%, 12/31/06 .......................        410,000          486,875
                                                                  ------------
Total South Korea ............................                       1,008,725
                                                                  ------------

Total International Dollar Bonds
   (Cost $897,263) ...........................                       1,008,725
                                                                  ------------

TOTAL INVESTMENTS - 98.76%
   (Cost $79,313,374*) .......................                     119,034,020
                                                                  ------------

CASH AND OTHER ASSETS,
   LESS LIABILITIES - 1.24% ..................                       1,500,097
                                                                  ------------

NET ASSETS - 100% ............................                    $120,534,117
                                                                  ============


* Cost for Federal income tax purposes is $79,313,374 and net unrealized appreciation consists of:
     Gross unrealized appreciation ...........                    $ 40,835,927
     Gross unrealized depreciation ...........                      (1,115,281)
                                                                  ------------
     Net unrealized appreciation .............                    $ 39,720,646
                                                                  ============
**  Non-income producing security
*** As a percentage of net assets as of February 28, 1999.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS DRAGON CENTURY CHINA FUND   SCHEDULE OF INVESTMENTS FEBRUARY 28, 1999
                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                        Shares        Value
                                                       --------    -----------
Equities - Hong Kong - 96.93%***
Beijing Datang Power Generation Co., Ltd. ........      436,000    $    95,667
Beijing Enterprises Holdings, Ltd. ...............       40,000         46,723
Beijing North Star Co., Ltd. .....................      212,000         24,627
Cheung Kong Infrastructure Holdings ..............       31,000         55,616
China Pharmaceutical Enterprise
   and Investment Corp., Ltd. ....................      908,000         82,037
China Resources Enterprises, Ltd. ................       38,000         49,782
China Telecom (Hong Kong), Ltd. ..................       70,000        124,230
China Vanke Co., Ltd. B Shares ...................      175,373         39,612
Citic Pacific, Ltd. ..............................       30,000         52,467
Eastern Communications Co., Ltd.
   B Shares ......................................       68,000         25,024
First Tractor Co., Ltd. ..........................      499,000         90,812
Founder Hong Kong, Ltd. ..........................            1              0
Guangdong Electric Power
   Development Co., Ltd. B Shares ................      376,896         96,805
Guangdong Kelon Electric
   Holdings Co., Ltd. ............................      142,000         95,305
Guangzhou Pharmaceutical Co., Ltd. ...............    1,000,000         83,895
Harbin Power Equipment Co., Ltd. .................      786,000         35,000
Hengan International Group Co., Ltd.** ...........      298,000        104,811
Huaneng Power International, Inc. ADR** ..........       10,100         88,375
Legend Holdings, Ltd. ............................      378,000        147,585
Nanjing Posts & Telecommunications
   Equipment Co., Ltd. B Shares ..................      296,000         56,543
New World Infrastructure, Ltd.** .................       74,000         81,662
Ng Fung Hong, Ltd. ...............................      144,000        108,728
Qingling Motors Co. ..............................      500,000         61,953
Shanghai Dazhong Taxi Co. B Shares ** ............       66,000         22,836
Shanghai Industrial Holdings, Ltd. ...............       36,000         56,920
Tianjin Development Holdings, Ltd. ...............      106,000         58,146
Want Want Holdings, Ltd. .........................       35,000         38,850
Wuxi Little Swan Co., Ltd. B Shares ..............      170,400         65,980
Zhejiang Southeast Electric Power Co., Ltd.
    B Shares .....................................      281,000         46,646
                                                                   -----------
Total Equities
   (Cost $3,055,105) .............................                   1,936,637
                                                                   -----------

TOTAL INVESTMENTS - 96.93%
   (Cost $3,055,105*) ............................                   1,936,637
                                                                   -----------

CASH AND OTHER ASSETS,
   LESS LIABILITIES - 3.07% ......................                      61,410
                                                                   -----------

NET ASSETS - 100% ................................                 $ 1,998,047
                                                                   ===========

* Cost for Federal income tax purposes is $3,055,105 and net unrealized depreciation consists of:
      Gross unrealized appreciation ..............                 $    21,875
      Gross unrealized depreciation ..............                  (1,140,343)
                                                                   -----------
      Net unrealized depreciation ................                 $(1,118,468)
                                                                   ===========

  **   Non-income producing security
  ***  As a percentage of net assets as of February 28, 1999.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS JAPAN FUND        SCHEDULE OF INVESTMENTS FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Shares      Value
                                                         --------   ----------
Equities - Japan - 96.46%***
Aucnet, Inc. .....................................          500     $   13,780
Citizen Watch Co., Ltd. ..........................        2,000         13,535
Data Communication System Co., Ltd. ..............          400         11,125
Eisai Co., Ltd. ADR ..............................          500          9,250
Hikari Tsushin, Inc. .............................          100         11,884
Hitachi, Ltd. ADR ................................          200         12,437
Ito-Yokado Co., Ltd. ADR .........................          150          8,888
Japan Airport Terminal Co., Ltd. .................        2,000         12,035
Kokusai Securities Co., Ltd. .....................        2,000         18,879
MIROKU JYOHO SERVICE Co., Ltd. ...................        2,000         18,542
Nippon System Development Co., Ltd. ..............          200          7,636
Nippon Telegraph & Telephone Corp. ADR ...........          400         16,225
Nitto Kohki Co., Ltd. ............................        1,600         13,485
Noritz Corp. .....................................        1,000          7,417
Q'sai Co., Ltd. ..................................        1,000         20,228
Ralse Co., Ltd. ..................................        1,000         15,592
Sony Corp. ADR ...................................          300         22,406
TENMA Corp. ......................................        1,000          9,431
Webs-Japan Index Series ..........................        1,300         13,163
Wilson Learning Worldwide, Inc. ..................          800         20,430
                                                                    ----------
Total Equities
 (Cost $253,488) .................................                     276,368
                                                                    ----------

TOTAL INVESTMENTS - 96.46%
 (Cost $253,488*) ................................                     276,368
                                                                    ----------

CASH AND OTHER ASSETS,
   LESS LIABILITIES - 3.54% ......................                      10,148
                                                                    ----------

NET ASSETS - 100% ................................                  $  286,516
                                                                    ==========

Schedule of Forward Foreign Exchange Contracts        Expiration    Unrealized
Forward Foreign Exchange Contracts to Deliver            Date      Appreciation
                                                 ----------------- ------------
23,082,000**** Japanese Yen in exchange for USD
                $200,000                         04/30/99-11/30/99    $5,507


* Cost for Federal income tax purposes is $253,488 and net unrealized appreciation consists of:
      Gross unrealized appreciation ..............                  $   26,785
      Gross unrealized depreciation ..............                      (3,905)
                                                                    ----------
      Net unrealized appreciation ................                  $   22,880
                                                                    ==========

**    Non-income producing security
***   As a percentage of net assets as of February 28, 1999.
****  Principal amount denoted in Japanese Yen.
USD   United States Dollars

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES               FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                Matthews                     Matthews
                                                                  Matthews       Asian                        Dragon
                                                                  Pacific       Growth &        Matthews      Century      Matthews
                                                                   Tiger         Income          Korea         China        Japan
                                                                   Fund           Fund           Fund           Fund         Fund
                                                               ------------   -----------    ------------   -----------   ---------
Assets
 Investments, at value (Cost $47,231,221, $6,751,216
   $79,313,374, $3,055,105, and $253,488, respectively)......  $ 43,927,476   $ 5,648,195    $119,034,020   $ 1,936,637   $ 276,368
 Cash........................................................       520,663       248,326         591,533       113,436       7,706
 Foreign currency, at value (Cost $19,842,$5,076,$0,$494,$0).        19,842         5,076               0           494           0
 Dividends and interest receivable...........................         3,359        68,962          17,628           216         177
 Receivable for securities sold..............................             0             0               0             0      23,272
 Receivable for capital shares sold..........................       429,953        13,090       1,264,381           575           0
 Deferred organization costs (Note 1-E)......................         3,618         3,618           2,968        12,280      13,669
 Unrealized appreciation on forward foreign
  exchange contracts.........................................             0             0               0             0       5,507
 Other assets................................................         6,621           417         118,784         2,666           0
                                                               ------------   -----------    ------------   -----------   ---------
   Total assets..............................................    44,911,532     5,987,684     121,029,314     2,066,304     326,699
                                                               ------------   -----------    ------------   -----------   ---------
Liabilities
 Payable for securities purchased............................       344,768             0               0             0      24,799
 Payable for capital shares redeemed.........................       199,724        45,987         392,993        22,518           0
 Due to Advisor (Note 2).....................................        33,060        14,768          97,577        45,739      11,511
 Accrued expenses............................................        22,610         9,066               0             0       3,873
 Accrued distribution expense................................            94             0           4,627             0           0
                                                               ------------   -----------    ------------   -----------   ---------
   Total liabilities.........................................       600,256        69,821         495,197        68,257      40,183
                                                               ------------   -----------    ------------   -----------   ---------
Net Assets...................................................  $ 44,311,276   $ 5,917,863    $120,534,117   $ 1,998,047   $ 286,516
                                                               ============   ===========    ============   ===========   =========
Class I Shares:
 Net assets (Applicable to 6,910,180, 844,057, 30,357,265,
 393,837 and 25,337 shares of beneficial interest issued and outstanding, respectively, unlimited number of shares
 authorized with a $0.001 par value).........................  $ 44,133,638   $ 5,917,863    $113,343,566   $ 1,998,047   $ 286,516
                                                               ------------   -----------    ------------   -----------   ---------
 Net asset value, offering price and redemption
  price per Class I share....................................  $       6.39   $      7.01    $       3.73   $      5.07   $  11.31
                                                               ------------   -----------    ------------   -----------   ---------
Class A Shares*:
 Net assets (Applicable to 27,819, 0, 1,938,293, 0 and
   0 shares of beneficial interest issued and outstanding,
   respectively, unlimited number of shares authorized
   with a $0.001 par value)..................................  $    177,638         $ N/A    $  7,190,551   $         0   $    N/A
                                                               ============   ===========    ============   ===========   =========
Net asset value and redemption price per Class A share.......  $       6.39           N/A    $       3.71           N/A        N/A
                                                               ============   ===========    ============   ===========   =========
Offering price per Class A share (Net asset value/ 0.9505)...  $       6.72           N/A    $       3.90           N/A        N/A
                                                               ============   ===========    ============   ===========   =========
Net Assets Consist of:
 Capital paid-in.............................................  $ 66,270,084   $ 8,089,476    $ 88,511,570   $ 3,846,659   $ 253,500
 Accumulated undistributed net investment loss...............      (141,295)      (27,046)       (907,118)       (8,532)       (157)
 Accumulated net realized gain (loss) on investments.........   (18,514,723)   (1,041,546)     (6,790,981)     (721,612)      4,784
 Net unrealized appreciation (depreciation) on investments
   and foreign currency related transactions.................    (3,302,790)   (1,103,021)     39,720,646    (1,118,468)     28,389
                                                               ------------   -----------    ------------   -----------   ---------
                                                               $ 44,311,276   $ 5,917,863    $120,534,117   $ 1,998,047   $ 286,516
                                                               ============   ===========    ============   ===========   =========

* At February 28, 1999, the Matthews Asian Growth & Income, Matthews Japan and Matthews Dragon Century China Funds did not offer Class A shares.

N/A - Not Applicable


                 See accompanying notes to financial statements

STATEMENT OF OPERATIONS                            FEBRUARY 28, 1999 (UNAUDITED)

                                                                              Matthews                    Matthews
                                                               Matthews        Asian                       Dragon
                                                               Pacific        Growth &      Matthews       Century       Matthews
                                                                Tiger          Income        Korea          China         Japan
                                                                 Fund           Fund          Fund           Fund          Fund*
                                                              -----------    ----------    -----------    ----------    ----------
Investment Income
 Dividends (net of foreign tax withheld of
    $3,984, $294, $8,309, $0, and $13, respectively) ......   $   182,864    $   15,670    $    37,855    $    9,901    $       94
 Interest .................................................        28,197       123,623         35,225         1,855           426
                                                              -----------    ----------    -----------    ----------    ----------
    Total investment income ...............................       211,061       139,293         73,080        11,756           520
                                                              -----------    ----------    -----------    ----------    ----------

Expenses:
 Investment advisory fees (Note 2) ........................       224,777        22,444        534,366        11,289           338
 Recovery of reimbursed expenses (Note 2) .................        11,350             0              0             0             0
 Distribution expenses ....................................           155             0          7,639             0             0
 Transfer agent fees ......................................        33,704         5,542         84,559         3,598             0
 Administration fees ......................................        30,962           337         67,713             0         2,292
 Accounting fees ..........................................        32,844           232         67,792             0         5,466
 Professional fees ........................................        18,130         2,202         42,245           390           104
 Custodian fees ...........................................        52,696         5,588        121,839         2,858           972
 Directors fees (Note 2) ..................................         2,552           759          5,016           634            17
 Insurance expense ........................................         3,402           450          2,338            26             0
 Amortization of organization costs (Note 2) ..............         3,339         3,340          1,549         1,531         4,161
 Printing expense .........................................         6,200           721         13,470           234            57
 Registration expenses ....................................        23,761         8,508         31,297         6,676            64
 Other expenses ...........................................           779            32          1,924            39             9
                                                              -----------    ----------    -----------    ----------    ----------
    Total expenses ........................................       444,651        50,155        981,747        27,275        13,480
                                                              -----------    ----------    -----------    ----------    ----------

 Expenses reimbursed and waived (Note 2) ..................       (17,282)       (7,511)        (1,549)       (4,696)      (12,803)
                                                              -----------    ----------    -----------    ----------    ----------
    Net expenses ..........................................       427,369        42,644        980,198        22,579           677
                                                              -----------    ----------    -----------    ----------    ----------

Net Investment Income (Loss) ..............................      (216,308)       96,649       (907,118)      (10,823)         (157)
                                                              -----------    ----------    -----------    ----------    ----------

Realized and Unrealized Loss on Investments and Foreign
 Currency Related Transactions:
 Net realized gain (loss) on investments ..................    (7,679,573)     (238,001)     7,370,517      (459,467)        4,784
 Net realized loss on foreign currency related transactions      (126,247)          (60)      (367,874)          (46)            0
 Net change in unrealized appreciation on investments
    and foreign currency related transactions .............    25,247,473       532,348     53,510,445       768,080        28,389
                                                              -----------    ----------    -----------    ----------    ----------
 Net realized and unrealized gain on investments
    and foreign currency related transactions .............    17,441,653       294,287     60,513,088       308,567        33,173
                                                              -----------    ----------    -----------    ----------    ----------

Net Increase in Net Assets from Operations ................   $17,225,345    $  390,936    $59,605,970    $  297,744    $   33,017
                                                              ===========    ==========    ===========    ==========    ==========

* The Fund commenced operations on December 31, 1998.

                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   Matthews Pacific Tiger Fund
                                                                  ----------------------------
                                                                   Six Months
                                                                      Ended           Year
                                                                   February 28,      Ended
                                                                      1999         August 31,
                                                                   (unaudited)        1998
                                                                  ------------    ------------
Operations:
   Net investment income (loss) ...............................   $   (216,308)   $    137,926
   Net realized loss on investments and foreign
     currency related transactions ............................     (7,805,820)    (10,655,927)
   Net change in unrealized appreciation (depreciation)
     on investments and foreign currency related
     transactions .............................................     25,247,473     (27,390,703)
                                                                 -------------    ------------
   Net increase (decrease) in net assets from operations ......     17,225,345     (37,908,704)
                                                                 -------------    ------------

Dividends and Distributions to Shareholders from:
   Net investment income:
     Class I ..................................................              0        (109,051)
     Class A ..................................................              0            (508)
   Realized gains on investments:
     Class I ..................................................              0        (490,577)
     Class A ..................................................              0          (2,286)
                                                                 -------------    ------------
   Net decrease in net assets resulting from distributions ....              0        (602,422)
                                                                 -------------    ------------
Capital Share Transactions (net):
     Class I ..................................................     (4,370,826)     26,084,128
     Class A ..................................................         (7,722)        244,324
                                                                 -------------    ------------
   Increase (decrease) in net assets derived from capital share
     transactions .............................................     (4,378,548)     26,328,452
                                                                 -------------    ------------
   Total increase (decrease) in net assets ....................     12,846,797     (12,182,674)

Net Assets:
   Beginning of period ........................................     31,464,479      43,647,153
                                                                 -------------    ------------
   End of period (including undistributed net investment
     income (loss) of ($141,295) and $75,013, respectively ....   $ 44,311,276    $ 31,464,479
                                                                 =============    ============

                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                              Matthews Asian Growth &
                                                                   Income Fund
                                                             -------------------------
                                                             Six Months
                                                                Ended           Year
                                                             February 28,       Ended
                                                                 1999         August 31,
                                                             (unaudited)        1998
                                                             -----------    -----------
Operations:
   Net investment income .................................   $    96,649    $    72,168
   Net realized loss on investments and foreign
     currency related transactions .......................      (238,061)      (548,730)
   Net change in unrealized appreciation (depreciation)
     on investments and foreign currency related
     transactions ........................................       532,348     (1,847,576)
                                                            ------------    -----------
   Net increase (decrease) in net assets from operations .       390,936     (2,324,138)
                                                            ------------    -----------

Dividends and Distributions to Shareholders from:
   Net investment income:
     Class I .............................................      (137,861)       (56,200)
     Class A .............................................           N/A            N/A
   Realized gains on investments:
     Class I .............................................             0       (560,367)
     Class A .............................................           N/A            N/A
                                                            ------------    -----------
   Net decrease in net assets resulting from distributions      (137,861)      (616,567)
                                                            ------------    -----------
Capital Share Transactions (net):
     Class I .............................................     1,602,091        837,410
     Class A .............................................           N/A            N/A
                                                            ------------    -----------
   Increase in net assets derived from capital share
     transactions ........................................     1,602,091        837,410
                                                            ------------    -----------
   Total increase (decrease) in net assets ...............     1,855,166     (2,103,295)

Net Assets:
   Beginning of period ...................................     4,062,697      6,165,992
                                                            ------------    -----------
   End of period (including undistributed net investment
     income (loss) of ($27,046), and $14,166, respectively   $ 5,917,863    $ 4,062,697
                                                            ============    ===========

N/A  Not Applicable

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                   Matthews Korea Fund
                                                             ------------------------------
                                                               Six Months
                                                                  Ended            Year
                                                              February 28,         Ended
                                                                  1999          August 31,
                                                              (unaudited)          1998
                                                             -------------    -------------
Operations
   Net investment loss ...................................   $    (907,118)   $    (743,286)
   Net realized gain (loss) on investments and foreign
     currency related transactions .......................       7,002,643      (13,212,349)
   Net change in unrealized appreciation (depreciation) on
     investments and foreign currency related transactions      53,510,445      (13,075,569)
                                                             -------------   --------------
   Net decrease in net assets from operations ............      59,605,970      (27,031,204)
                                                             -------------   --------------

Dividends and Distributions to Shareholders from:
   Net investment income:
     Class I .............................................               0                0
     Class A .............................................               0                0
   Realized gains on investments:
     Class I .............................................               0                0
     Class A .............................................               0                0
                                                             -------------   --------------
   Net decrease in net assets resulting from distributions               0                0
                                                             -------------   --------------
Capital Share Transactions (net):
     Class I .............................................      (9,493,655)     730,040,728
     Class A .............................................        (308,857)       5,365,114
                                                             -------------   --------------
   Increase (decrease) in net assets derived from capital
     share transactions ..................................      (9,802,512)      78,405,842
                                                             -------------   --------------
   Total increase in net assets ..........................      49,803,458       51,374,638

Net Assets:
   Beginning of period ...................................      70,730,659       19,356,021
                                                             -------------   --------------
   End of period (including undistributed net investment
     loss of ($907,118) and $0, respectively) ............   $ 120,534,117    $  70,730,659
                                                             =============   ==============

                See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                            Matthews Dragon Century
                                                                                  China Fund             Matthews Japan Fund
                                                                            -----------------------      -------------------

                                                                            Six Months                             Period
                                                                               Ended         Period                Ended
                                                                            February 28,      Ended              February 28,
                                                                               1999         August 31,              1999**
                                                                            (unaudited)       1998*              (unaudited)
                                                                            -----------    -----------        --------------
Operations
   Net investment income (loss) .........................................   $   (10,823)   $    37,836        $         (157)
   Net realized gain (loss) on investments and
     foreign currency related transactions ..............................      (459,513)      (262,099)                4,784
   Net change in unrealized appreciation (depreciation)
     on investments and foreign currency related transactions ...........       768,080     (1,886,548)               28,389
                                                                            -----------    -----------        --------------
   Net increase (decrease) in net assets from operations ................       297,744     (2,110,811)               33,016
                                                                            -----------    -----------        --------------

Dividends and Distributions to Shareholders from:
   Net investment income:
     Class I ............................................................       (35,545)             0                    --
     Class A ............................................................           N/A              0                    --
   Realized gains on investments:
     Class I ............................................................             0              0                    --
     Class A ............................................................           N/A              0                    --
                                                                            -----------    -----------        --------------
   Net decrease in net assets resulting from distributions ..............       (35,545)             0                    --
                                                                            -----------    -----------        --------------

Capital Share Transactions (net):
     Class I ............................................................       159,854      3,686,805               253,500
     Class A ............................................................           N/A              0                    --
                                                                            -----------    -----------        --------------
   Increase in net assets derived from capital share transactions .......       159,854      3,686,805               253,500
                                                                            -----------    -----------        --------------
   Total increase in net assets .........................................       422,053      1,575,994               286,516

Net Assets:
   Beginning of period ..................................................     1,575,994              0                     0
                                                                            -----------    -----------        --------------
   End of period (including undistributed net investment income (loss) of
     ($8,532), $37,836 and ($157), respectively) ........................   $ 1,998,047    $ 1,575,994        $      286,516
                                                                            ===========    ===========        ==============

*    The Fund commenced operations on February 19, 1998.
**   The Fund commenced operations on December 31, 1998.
N/A  Not Applicable

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                         Matthews Pacific Tiger Fund
                                                                               Class I Shares
                                                  -----------------------------------------------------------------------
                                                  Six Months
                                                     Ended         Year            Year           Year           Period
                                                  February 28,     Ended           Ended          Ended          Ended
                                                     1999        August 31,      August 31,     August 31,     August 31,
                                                  (unaudited)       1998            1997           1996          1995/3/
                                                  -----------    ----------     -----------    -----------    -----------
Net Asset Value, beginning of period ..........   $      4.07    $    11.30     $     10.81    $      9.77    $     10.00
                                                  -----------    ----------     -----------    -----------    -----------
   Income from Investment Operations
   Net investment income (loss) ...............         (0.03)         0.02/4/         0.02           0.01           0.02
   Net realized gain (loss) and unrealized
     appreciation (depreciation) on investments
     and foreign currency related transactions           2.35         (7.18)           0.50           1.03          (0.23)
                                                  -----------    ----------     -----------    -----------    -----------
     Total from investment operations .........          2.32         (7.16)           0.52           1.04          (0.21)
                                                  -----------    ----------     -----------    -----------    -----------

   Less Distributions from:
   Net investment income ......................          0.00         (0.01)          (0.01)          0.00          (0.02)
   Net realized gain on investments ...........          0.00         (0.06)          (0.02)          0.00           0.00
     Total distributions ......................          0.00         (0.07)          (0.03)          0.00          (0.02)
                                                  -----------    ----------     -----------    -----------    -----------
Net Asset Value, end of period ................   $      6.39    $     4.07     $     11.30    $     10.81    $      9.77
                                                  -----------    ----------     -----------    -----------    -----------
   Total return ...............................         57.00%/2/    (63.43%)          4.75%         10.64%         (2.07%)/2/
                                                  ===========    ==========     ===========    ===========    ===========

   Ratios/Supplemental Data
   Net assets, end of period (in 000's) .......   $    44,134    $   31,319     $    43,647    $    17,148    $     1,082
   Ratio of expenses to average net assets
     before reimbursement and waiver of
     expenses by Advisor and Administrator ....          1.98%/1/      2.06%           1.97%          4.35%         25.95%/1/
   Ratio of expenses to average net assets
     after reimbursement and waiver of
     expenses by Advisor and
     Administrator (Note 2) ...................          1.90%/1/      1.90%           1.90%          1.90%          2.17%/1/
   Ratio of net investment income
     (loss) to average net assets before
     reimbursement and waiver of
     expenses by Advisor and Administrator ....         (1.04%)/1/     0.14%           0.20%         (2.13%)       (23.41%)/1/
   Ratio of net investment income
     (loss) to average net assets after
     reimbursement and waiver of
     expenses by Advisor and Administrator ....         (0.96%)/1/     0.30%           0.27%          0.32%          0.36%/1/
   Portfolio turnover .........................         40.41%/2/     73.09%          70.73%        124.69%         92.53%/2/

1  Annualized
2  Not Annualized
3  Class I commenced operations on September 13, 1994.
4  Calculated using the average shares method.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                         Matthews Pacific Tiger Fund
                                                                              Class A Shares
                                                                         ---------------------------

                                                                           Six Months
                                                                             Ended           Period
                                                                          February 28,       Ended
                                                                              1999         August 31,
                                                                          (unaudited)        1998/4/
                                                                         -----------       ---------
Net Asset Value, beginning of period ....................................   $   4.07       $  10.84
                                                                            --------       --------
   Income from Investment Operations
   Net investment income (loss) .........................................      (0.04)          0.03/5/
   Net realized gain (loss) and unrealized appreciation (depreciation) on
     investments and foreign currency related transactions ..............       2.36          (6.73)
                                                                            --------       --------
     Total from investment operations ...................................       2.32          (6.70)
                                                                            --------       --------
   Less Distributions from:
   Net investment income ................................................       0.00          (0.01)
   Net realized gain on investments .....................................       0.00          (0.06)
     Total distributions ................................................       0.00          (0.07)
                                                                            --------       --------
Net Asset Value, end of period ..........................................   $   6.39       $   4.07
                                                                            --------       --------
   Total return .........................................................      57.00%/2,3/   (61.87%)/2,3/
                                                                            ========       ========

   Ratios/Supplemental Data
   Net assets, end of period (in 000's) .................................   $    178       $    146
   Ratio of expenses to average net assets
     before reimbursement and waiver of
     expenses by Advisor and Administrator ..............................       2.23%/1/      11.99/1/
   Ratio of expenses to average net assets
     after reimbursement and waiver of
     expenses by Advisor and Administrator (Note 2) .....................       2.15%/1/       1.91%/1/
   Ratio of net investment loss
     to average net assets before
     reimbursement and waiver of
     expenses by Advisor and Administrator ..............................      (1.29%)/1/     (9.61%)/1/
   Ratio of net investment income
     (loss) to average net assets after
     reimbursement and waiver of
     expenses by Advisor and Administrator ..............................      (1.21%)/1/      0.47%/1/
   Portfolio turnover ...................................................      40.41%/2/      73.09%


1  Annualized
2  Not Annualized
3  Total return calculation does not reflect sales load.
4  Class A commenced operations on October 9, 1997.
5  Calculated using the average shares method.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                     Matthews Asian Growth & Income Fund
                                                 -----------------------------------------------------------------
                                                 Six Months
                                                    Ended        Year          Year          Year         Period
                                                 February 28,    Ended         Ended         Ended         Ended
                                                     1999      August 31,    August 31,    August 31,    August 31,
                                                 (unaudited)      1998          1997          1996        1995/3/
                                                  ---------    ---------     ---------     ---------     ---------
Net Asset Value, beginning of period ..........   $    6.54    $   11.71     $   10.53     $    9.88     $   10.00
                                                  ---------    ---------     ---------     ---------     ---------

   Income from Investment Operations
   Net investment income ......................        0.16         0.13          0.10          0.25          0.23
   Net realized gain (loss) and unrealized
     appreciation (depreciation) on investments
     and foreign currency related transactions         0.53        (4.15)         1.42          0.75         (0.14)
                                                  ---------    ---------     ---------     ---------     ---------

     Total from investment operations .........        0.69        (4.02)         1.52          1.00          0.09
                                                  ---------    ---------     ---------     ---------     ---------
   Less Distributions from:
   Net investment income ......................       (0.22)       (0.10)        (0.10)        (0.26)        (0.21)
   Net realized gains on investments ..........        0.00        (1.05)        (0.24)        (0.09)         0.00
                                                  ---------    ---------     ---------     ---------     ---------
     Total distributions ......................       (0.22)       (1.15)        (0.34)        (0.35)        (0.21)
                                                  ---------    ---------     ---------     ---------     ---------
Net Asset Value, end of period ................   $    7.01    $    6.54     $   11.71     $   10.53     $    9.88
                                                  =========    =========     =========     =========     =========

   Total Return ...............................       10.43%/2/   (35.27%)       14.67%        10.24%         0.89%/2/
   Ratios/Supplemental Data
   Net assets end of period (in 000's) ........   $   5,918    $   4,063     $   6,166     $   3,272     $     863
   Ratio of expenses to average net
     assets before reimbursement and
     waiver of expenses by advisor
     and Administrator ........................        2.24%/1/     3.76%         4.45%         8.73%        23.11%/1/
   Ratio of expenses to average net
     assets after reimbursement and
     waiver of expenses by advisor
     and Administrator (Note 2) ...............        1.90%/1/     1.90%         1.90%         1.85%         2.26%/1/
   Ratio of net investment income (loss)
     to average net assets before
     reimbursement and waiver of
     expenses by Advisor
     and Administrator ........................        3.97%/1/    (0.36%)       (1.55%)       (4.13%)      (18.68%)/1/
   Ratio of net investment income
     to average net assets after
     reimbursement and waiver of
     expenses by Advisor
     and Administrator ........................        4.31%/1/     1.50%         1.00%         2.75%         2.17%/1/
   Portfolio turnover .........................       21.87%/2/    54.67%        50.20%        88.16%       123.63%/2/


1  Annualized
2  Not Annualized
3  The Fund commenced operations on September 13, 1994.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                             Matthews Korea Fund
                                                                               Class I Shares
                                                   ----------------------------------------------------------------------
                                                   Six Months
                                                      Ended           Year           Year           Year       Period
                                                   February 28,      Ended          Ended          Ended        Ended
                                                       1999        August 31,     August 31,     August 31,    August 31,
                                                   (unaudited)        1998           1997           1996         1995/3/
                                                   -----------    -----------    -----------    -----------   -----------
Net Asset Value, beginning of period ...........   $      2.03    $      6.19    $      7.23    $      9.13   $     10.00
                                                   -----------    -----------    -----------    -----------   -----------
   Income from Investment Operations
   Net investment income (loss) ................         (0.03)         (0.03)         (0.04)/4/      (0.07)         0.08
   Net realized gain (loss) and unrealized
     appreciation (depreciation) on investments
     and foreign currency related transactions .          1.73          (4.13)         (1.00)/4/      (1.75)        (0.95)
                                                   -----------    -----------    -----------    -----------   -----------
     Total from investment operations ..........          0.00          (4.16)         (1.04)          1.82         (0.87)
                                                   -----------    -----------    -----------    -----------   -----------
   Less Distributions from:
   Net investment income .......................          0.00           0.00           0.00           0.00          0.00
   Net realized gain on investments ............          0.00           0.00           0.00          (0.08)         0.00
     Total distributions .......................          0.00           0.00           0.00          (0.08)  $      0.00
                                                   -----------    -----------    -----------    -----------   -----------
Net Asset Value, end of period .................   $      3.73    $      2.03    $      6.19    $      7.23   $      9.13
                                                   -----------    -----------    -----------    -----------   -----------
   Total return ................................         83.74%/2/     (67.21%)       (14.38%)       (20.11%)       (8.70%)/2/
                                                   ===========    ===========    ===========    ===========   ===========

   Ratios/Supplemental Data
   Net assets, end of period (in 000's) ........   $   113,344    $    66,607    $    19,356    $     2,721   $       504
   Ratio of expenses to average net assets
     before reimbursement and waiver of
     expenses by Advisor and Administrator .....          1.82%/1/       2.07%          2.90%         11.36%        42.87%/1/
   Ratio of expenses to average net assets after
     reimbursement and waiver of expenses
     by Advisor and Administrator (Note 2) .....          1.82%/1/       2.06%          2.50%          2.23%         0.24%/1/
   Ratio of net investment income
     (loss) to average net assets before
     reimbursement and waiver of
     expenses by Advisor and Administrator .....         (1.68%)/1/     (1.13%)        (1.81%)       (10.44%)      (41.79%)/1/
   Ratio of net investment income
     (loss) to average net assets after
     reimbursement and waiver of
     expenses by Advisor and Administrator .....         (1.68%)/1/     (1.12%)        (1.41%)        (1.31%)        0.84%/1/
   Portfolio turnover ..........................         27.04%/2/      94.01%        112.68%        139.71%        42.16%/2/

1  Annualized
2  Not Annualized
3  Class I commenced operations on January 3, 1995.
4  Calculated using the average shares method.

                See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                                 Matthews Korea Fund
                                                                                   Class A Shares
                                                                              -------------------------
                                                                              Six Months
                                                                                 Ended         Period
                                                                              February 28,      Ended
                                                                                 1999         August 31,
                                                                              (unaudited)      1998/4/
                                                                               ---------      ---------
Net Asset Value, beginning of period .......................................   $    2.01      $    5.32
                                                                               ---------      ---------
   Income from Investment Operations
   Net investment loss .....................................................       (0.03)         (0.04)
   Net realized gain (loss) and unrealized appreciation (depreciation)
      on investments and foreign currency related transactions .............        1.73          (3.27)
                                                                               ---------      ---------
     Total from investment operations ......................................        1.70          (3.31)
                                                                               ---------      ---------
   Less Distributions from:
   Net investment income ...................................................        0.00           0.00
   Net realized gain on investments ........................................        0.00           0.00
     Total distributions ...................................................        0.00           0.00
                                                                               ---------      ---------
Net Asset Value, end of period .............................................   $    3.71      $    2.01
                                                                               ---------      ---------
   Total return ............................................................       83.66%/2,3/   (62.03%)/2,3/
                                                                               =========      =========

   Ratios/Supplemental Data
   Net assets, end of period (in 000's) ....................................   $   7,190      $   4,123
   Ratio of expenses to average net assets
     before reimbursement and waiver of
     expenses by Advisor and Administrator .................................        2.07%/1/       2.97%/1/
   Ratio of expenses to average net assets after reimbursement and waiver of
     expenses by Advisor and Administrator (Note 2) ........................        2.07%/1/       2.68%/1/
   Ratio of net investment loss to average net assets before
     reimbursement and waiver of expenses by Advisor and Administrator .....       (1.93%)/1/     (2.03%)/1/
   Ratio of net investment loss to average net assets after
     reimbursement and waiver of expenses by Advisor and Administrator .....       (1.93%)/1/     (1.74%)/1/
   Portfolio turnover ......................................................       27.04%/2/      94.01%


1    Annualized
2    Not Annualized
3    Total return calculation does not reflect sales load.
4    Class A commenced operations on October 9, 1997.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       Matthews Dragon Century
                                                                             China Fund
                                                                            Class I Shares                   Matthews Japan Fund
                                                                      -------------------------              -------------------
                                                                      Six Months                                    Period
                                                                         Ended        Period                         Ended
                                                                      February 28,     Ended                       February 28,
                                                                          1999       August 31,                      1999/4/
                                                                      (unaudited)     1998/3/                      (unaudited)
                                                                      -----------   -----------                   -------------
Net Asset Value, beginning of period .........................         $    4.36    $   10.00                        $   10.00
                                                                       ---------    ---------                        ---------
   Income from Investment Operations
   Net investment income (loss) ..............................             (0.03)        0.10                            (0.01)
   Net realized gain (loss) and unrealized
     appreciation (depreciation) on investments
     and foreign currency related transactions................              0.84        (5.74)                            1.32
                                                                       ---------    ---------                        ---------
     Total from investment operations ........................              0.81        (5.64)                            1.31
                                                                       ---------    ---------                        ---------
   Less Distributions from:
   Net investment income .....................................             (0.10)        0.00                             0.00
   Net realized gain on investments ..........................              0.00         0.00                             0.00
     Total distributions .....................................             (0.10)        0.00                             0.00
                                                                       ---------    ---------                        ---------
Net Asset Value, end of period ...............................         $    5.07    $    4.36                        $   11.31
                                                                       ---------    ---------                        ---------
   Total return ..............................................             18.11%2     (56.40%)2                         13.10%2
                                                                       =========    =========                        =========

   Ratios/Supplemental Data
   Net assets, end of period (in 000's) ......................         $   1,998    $   1,576                        $     287
   Ratio of expenses to average net assets
     before reimbursement and waiver of
     expenses by Advisor and Administrator ...................              2.42%1       7.84%1                          39.83%1
   Ratio of expenses to average net assets
     after reimbursement and waiver
     of expenses by Advisor and
     Administrator (Note 2) ..................................              2.00%1       2.00%1                           2.00%1
   Ratio of net investment loss
     to average net assets before
     reimbursement and waiver of
     expenses by Advisor and Administrator ...................             (1.37%)1     (3.45%)1                        (38.29%)1
   Ratio of net investment income
     (loss) to average net assets after
     reimbursement and waiver of
     expenses by Advisor and Administrator ...................             (0.95%)1      2.38%1                          (0.46%)1
   Portfolio turnover ........................................             30.94%2      11.84%2                          41.08%2


1    Annualized
2    Not Annualized
3    The Dragon Century China Fund Class I commenced operations on February 19,
     1998.
4    The Japan Fund Class I commenced operations on December 31, 1998.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Matthews International Funds (the "Company") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "Act"), as a series company. The Company currently consists of five separate investment series (each a "Fund" and collectively, the "Funds"):
Matthews Pacific Tiger Fund, Matthews Asian Growth and Income Fund, Matthews Korea Fund, Matthews Dragon Century China Fund and Matthews Japan Fund. The Matthews Pacific Tiger Fund, Matthews Korea Fund and Matthews Dragon Century Fund are currently authorized to offer two classes of shares: Class I shares and Class A shares. Effective September 1, 1998, the Matthews Dragon Century China Fund does not offer Class A shares to investors at this time. The classes offered have different sales charges and other expenses which may affect performance. The Matthews Pacific Tiger Fund, Matthews Korea Fund, Matthews Dragon Century China Fund and Matthews Japan Fund seek to maximize capital appreciation by investing, under normal circumstances, at least 65% of their total assets in equity securities of Pacific Tiger economies, South Korean companies, Chinese companies and Japanese companies, respectively. Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. The Matthews Asian Growth and Income Fund seeks capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in convertible securities of Asian economies. Asian economies include Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and India. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

   A. Security Valuation: Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. All other securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

   The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. dollars, and are denominated in U.S. dollars.

   Portfolio securities traded on a foreign exchange are generally valued at the respective current prevailing exchange rates. The securities' values are translated into U.S. dollars using these rates. If subsequent to the time a rate has been established and it has been determined to have materially changed, the fair value of those securities, (considering the changing conditions) will be determined by (or under the direction of) the Funds' Board of Trustees.

   B. Forward Foreign Exchange Contracts: The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

   The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the couterparties to the contracts are unable to meet the terms of their contracts.

   C. Risks Associated with Foreign Securities: Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

   D. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended February 28, 1999. Therefore, no Federal income tax provision is required.

   E. Determination of Gains or Losses on Sales of Securities: Gains or losses on the sale of securities are determined on the identified cost basis.

   F. Organization Costs: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations with the exception of the Matthews Japan Fund, which are being amortized on a straight-line basis over one year from the Fund's commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Funds' organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

   G. Distributions to Shareholders: It is the policy of Matthews Asian Growth and Income Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. Matthews Pacific Tiger Fund, Matthews Korea Fund, Matthews Dragon Century China Fund and Matthews Japan Fund distribute net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.

   H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

   I. Other: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the exdividend date.

   J. Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   MATTHEWS PACIFIC TIGER FUND
                        -----------------------------------------------------------------------------------------------------------
                                                 Class I                                                Class A
                        --------------------------------------------------------     ----------------------------------------------

                              Six Months Ended               Year Ended                 Six Months Ended           Period Ended
                             February 28, 1999             August 31, 1998             February 28, 1999          August 31, 1998
                        --------------------------    --------------------------     --------------------      --------------------

                          Shares         Amount         Shares         Amount        Shares       Amount       Shares      Amount
                        ----------    ------------    ----------    ------------     -------    ---------      ------    ----------

Shares sold .........    4,046,293    $ 25,143,139    11,658,573    $ 81,328,869      14,851    $  98,688      40,296    $  274,792
Shares issued through
  reinvestment of
  dividends .........            0               0       109,556         563,118           0            0         544         2,794
Shares redeemed .....   (4,825,263)    (29,513,965)   (7,939,984)    (55,807,859)    (22,825)    (106,410)     (5,047)      (33,262)
                        ----------    ------------    ----------    ------------     -------    ---------      ------    ----------
Net increase ........     (778,970)   $ (4,370,826)    3,828,145    $ 26,084,128      (7,974)   $  (7,722)     35,793    $  244,324
                        ==========    ============    ==========    ============     =======    =========      ======    ==========



                                 MATTHEWS ASIAN GROWTH AND INCOME FUND
                          ----------------------------------------------------
                                                Class I
                          ----------------------------------------------------
                              Six Months Ended                Year Ended
                             February 28, 1999             August 31, 1998
                          ----------------------        ----------------------
                           Shares       Amount          Shares        Amount
                          -------    -----------        -------    -----------
Shares sold .........     383,755    $ 2,703,975        547,648    $ 4,710,652
Shares issued through
  reinvestment of
  dividends .........      15,361        110,134         66,761        498,935
Shares redeemed .....    (176,195)    (1,212,018)      (519,724)    (4,372,177)
                          -------    -----------        -------    -----------
Net increase ........     222,921    $ 1,602,091         94,685    $   837,410
                          =======    ===========        =======    ===========

                                                                       MATTHEWS KOREA FUND
                        ----------------------------------------------------------------------------------------------------------
                                                Class I                                                Class A
                        -------------------------------------------------------  -------------------------------------------------
                             Six Months Ended                Year Ended              Six Months Ended            Period Ended
                            February 28, 1999             August 31, 1998           February 28, 1999          August 31, 1998
                        -------------------------    --------------------------  -----------------------   -----------------------
                          Shares        Amount         Shares        Amount       Shares       Amount        Shares       Amount
                        ----------   ------------    ----------   -------------  --------    -----------   ---------   -----------
Shares sold .........   21,256,256   $ 67,112,992    77,651,372   $ 199,169,372    52,002    $   178,877   3,061,063   $ 8,324,379
Shares issued through
  reinvestment of
  dividends .........            0              0             0               0         0              0           0             0
Shares redeemed .....  (23,785,355)   (76,606,647)  (47,890,663)   (126,128,644) (160,298)      (487,734) (1,014,474)   (2,959,265)
                        ----------   ------------    ----------   -------------  --------    -----------   ---------   -----------
Net increase ........   (2,529,099)  $ (9,493,655)   29,760,709   $  73,040,728  (108,296)   $  (308,857)  2,046,589   $ 5,365,114
                        ==========   ============    ==========   =============  ========    ===========   =========   ===========

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                   MATTHEWS DRAGON CENTURY CHINA FUND
                          ----------------------------------------------------
                                                Class I
                          ----------------------------------------------------
                             Six Months Ended                Period Ended
                            February 28, 1999              August 31, 1998
                          ----------------------        ----------------------
                           Shares      Amount            Shares      Amount
                          -------    -----------        -------    -----------
Shares sold .........     100,491    $   561,671        474,122    $ 4,516,710
Shares issued through
  reinvestment of
  dividends .........       5,474         33,995              0              0
Shares redeemed .....     (73,705)      (435,812)      (112,545)      (829,905)
                          -------    -----------        -------    -----------
Net increase ........      32,260    $   159,854        361,577    $ 3,686,805
                          =======    ===========        =======    ===========



                                                  MATTHEWS JAPAN FUND
                                                 -------------------------
                                                        Class I
                                                 -------------------------
                                                     Period Ended
                                                    February 28,1999
                                                 -------------------------
                                                 Shares            Amount
                                                 ------           --------
Shares sold ..............................       25,337           $253,500
Shares issued through
  reinvestment of
  dividends ..............................            0                  0
Shares redeemed ..........................            0                  0
                                                 ------           --------
Net increase .............................       25,337           $253,500
                                                 ======           ========


2. Investment Advisory Fees and Other Transactions with Affiliates

Matthews International Capital Management (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Advisor charges the Funds a monthly fee of 1/12 of 1% on each Fund's respective average daily net assets. Certain officers and trustees of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the six months ended February 28, 1999, are as follows:

                                                                                    Expenses
                                        Investment     Voluntary                   Waived and
                                         Advisory       Expense       Advisory     Reimbursed
                                         Fee Rate     Limitation*       Fees       by Advisor
                                         --------     -----------       ----       ----------
Matthews Pacific Tiger Fund                 1.00%        1.90%        $224,777       $17,282
Matthews Asian Growth and Income Fund       1.00         1.90           22,444         7,511
Matthews Korea Fund                         1.00         2.50          534,366         1,549
Matthews Dragon Century China Fund          1.00         2.00           11,289         4,696
Matthews Japan Fund                         1.00         2.00              338        12,803

* For Funds offering Class A shares, the voluntary expense limitation would include an additional 0.25% for Class A Distribution fees.

The investment advisory agreements provide that any reductions made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years provided that Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. During the six months ended February 28, 1999, the Matthews Pacific Tiger Fund reimbursed expenses to the Advisor totaling $11,350. As of February 28, 1999, the total expenses waived and reimbursed by the Advisor that are subject to reimbursement by the Matthews Pacific Tiger Fund, Matthews Asian Growth and Income Fund, Matthews Korea Fund, Matthews Dragon Century China Fund and Matthews Japan Fund totaled $277,343, $236,404, $0, $97,434 and $12,803, respectively.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

3. Distributor Fees and Class Specific Expenses

Effective January 1, 1999, First Data Distributors, Inc. (the "Distributor") serves as the Funds' Distributor pursuant to an Underwriting Agreement. Prior to January 1, 1999, FPS Broker Services, Inc. served as the Funds' distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Pacific Tiger Fund Class A, Korea Fund Class A and the Dragon Century China Fund Class A have adopted a Plan of Distribution (the "Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund offering Class A shares may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class A average daily net assets. The Class I shares of the Funds do not have a distribution plan.

4. Investment Transactions

Investment transactions for the six months ended February 28, 1999, excluding temporary short-term investments, were as follows:

                                                 Purchases         Proceeds from Sales
                                               -------------     ---------------------
Matthews Pacific Tiger Fund ..................   $17,634,919          $22,170,734
Matthews Asian Growth and Income Fund ........     2,452,034              936,448
Matthews Korea Fund ..........................    28,084,903           41,825,647
Matthews Dragon Century China Fund ...........       754,607              658,273
Matthews Japan Fund ..........................       347,137               98,434

The Funds invest excess cash in interest bearing deposits at The Bank of New
York.

5. Capital Loss Carryover
At August 31, 1998, the Funds had capital loss carryovers expiring through 2006 as follows:

Expiring on:                                      2004           2005           2006
                                              -----------    -----------    -----------
Matthews Pacific Tiger Fund ................           --             --     $1,475,377
Matthews Asian Growth and Income Fund ......           --             --         51,948
Matthews Korea Fund ........................      $13,794             --      1,071,846
Matthews Dragon Century China Fund .........           --             --             --
Matthews Japan Fund ........................           --             --             --

These amounts are available to offset possible future capital gains of the Fund.

                      This page intentionally left blank.

                               BOARD OF TRUSTEES
                                Richard K. Lyons
                               Robert K. Connolly
                              David FitzWilliam-Lay
                               Norman W. Berryessa

                       John H. Dracott - Trustee Emeritus

                                    OFFICERS
                                G. Paul Matthews
                                 Mark W. Headley
                                Brian Stableford

                               INVESTMENT ADVISOR
                 Matthews International Capital Management, LLC
                        655 Montgomery Street, Suite 1438
                             San Francisco, CA 94111
                                 (800) 789-2742

                                   UNDERWRITER
                          First Data Distributors, Inc.
                               4400 Computer Drive
                             Westboro, MA 01581-5108

                              SHAREHOLDER SERVICES
                    First Data Investor Services Group, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (800) 892-0382

                                    CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                          San Francisco, CA 94104-2635

                       [GRAPHIC OF DRAGON APPEARS HERE]

                      For additional information about the
                         Matthews International Funds:
                        655 Montgomery Street, Suite 1438
                             San Francisco, CA 94111
                                 1.800.789.2742
                              www.matthewsfunds.com
                  Distributed by First Data Distributors, Inc.
            4400 Computer Drive, Westboro, Massachusetts 01581-5108


                                   MATTHEWS

                              INTERNATIONAL FUNDS



                           MATTHEWS PACIFIC TIGER FUND

                      MATTHEWS ASIAN GROWTH AND INCOME FUND

                               MATTHEWS KOREA FUND

                       MATTHEWS DRAGON CENTURY CHINA FUND

                               MATTHEWS JAPAN FUND



                       [GRAPHIC OF DRAGON APPEARS HERE]

                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 1999